Equity Method Investments - Exmar LPG BVBA - Additional Information (Detail) - Exmar LPG BVBA [Member]	1 Months Ended
Jun. 30, 2015 USD ($) Vessel
Schedule of Equity Method Investments [Line Items]
Number of vessels | Vessel	24
Percentage of ownership in joint venture	50.00%
Carrying value of guarantee liability	$ 1,700,000
Maturing In Two Thousand Twenty One [Member]
Schedule of Equity Method Investments [Line Items]
Long-term debt facility	$ 460,000,000
LIBOR [Member]
Schedule of Equity Method Investments [Line Items]
Interest bearing percentage	2.00%
LIBOR [Member] | Maturing In Two Thousand Twenty One [Member]
Schedule of Equity Method Investments [Line Items]
Interest bearing percentage	1.90%